Plan's Interest in Master Trust - Schedule of Net Investment Income (Loss) (Details) - Savings and Investment Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Change in Plan’s interest in the Colgate-Palmolive Savings & Investment Plans Master Trust	$ 823,679
Master Trust
EBP, Master Trust [Line Items]
Interest	5,649,164,000
Dividends	44,449,906,000
Appreciation in the fair value of investments, net	260,554,698,000
Master Trust net investment income (loss):	$ 310,653,768,000